Commitments and Contingencies (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Effective date	5 years
Underwriting fees percentage	3.50%
Aggregate value (in Dollars)	$ 5,031,250
Class A Ordinary Shares
Commitments and Contingencies (Details) [Line Items]
Ordinary shares, shares issued (in shares)		143,750	0
Private Placement
Commitments and Contingencies (Details) [Line Items]
Effective date	7 years
Over-Allotment
Commitments and Contingencies (Details) [Line Items]
Aggregate of additional units (in Shares)		1,875,000